Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Strategist Portfolio
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Strategist Portfolio seeks above-average total return over a market cycle of three to five years.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class H Shares" section on page 14 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 168% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $50,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser seeks to achieve the Portfolio's investment objective by investing primarily in a blend of equity and fixed income securities of U.S. and non-U.S. issuers. Equity securities may include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, real estate investment trusts ("REITs"), rights and warrants to purchase equity securities and limited partnership interests. Fixed income securities may include mortgage-related or mortgage-backed securities, floating rate securities, inflation-linked fixed income securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities.

The Adviser will utilize a top-down investment approach that focuses on asset class, sector, region, country and currency selection. The Portfolio's allocations will be based upon the Adviser's evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser's quantitative models. Investment decisions will be made without regard to any particular allocation as to geographical location, sector, credit rating, maturity, currency denomination or market capitalization. The Portfolio may invest in any country, including developing or emerging market countries. The Portfolio's investments may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may invest a portion of its assets in below investment grade fixed income securities and repurchase agreements. The Portfolio may also invest in restricted and illiquid securities. The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities which represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders such as banks.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments (including commodity-linked notes), and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure to the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as factors unrelated to the fundamental economic condition of the issuer of the security, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Fixed Income Securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. A portion of the Portfolio's fixed income securities may be rated below investment grade.

• Lower Rated Fixed-Income Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress and an increased incidence of default. In the event of a default, the Portfolio may incur additional expenses to seek recovery.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

• REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Portfolio indirectly bears management expenses along with the direct expenses of the Portfolio. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Portfolio.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. The precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk to the effect that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	9/30/09	12.23%
Low Quarter	12/31/08	–12.60%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.60%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)1
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	16.13%	[1]
Past Five Years	rr_AverageAnnualReturnYear05	(1.16%)	[1]
Past Ten Years	rr_AverageAnnualReturnYear10	8.11%	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)2
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Past Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Past Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)3
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	4.21%	[3]
Past Five Years	rr_AverageAnnualReturnYear05	5.95%	[3]
Past Ten Years	rr_AverageAnnualReturnYear10	5.18%	[3]
60/40 Blended Index (reflects no deduction for fees, expenses or taxes)4
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	11.37%	[4]
Past Five Years	rr_AverageAnnualReturnYear05	4.02%	[4]
Past Ten Years	rr_AverageAnnualReturnYear10	6.74%	[4]
Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)5
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	13.67%	[5]
Past Five Years	rr_AverageAnnualReturnYear05	2.65%	[5]
Past Ten Years	rr_AverageAnnualReturnYear10	6.96%	[5]
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Past One Year	rr_AverageAnnualReturnYear01	15.85%
Past Five Years	rr_AverageAnnualReturnYear05	3.34%
Past Ten Years	rr_AverageAnnualReturnYear10	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1992
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	15.44%
Past Five Years	rr_AverageAnnualReturnYear05	2.61%
Past Ten Years	rr_AverageAnnualReturnYear10	7.00%
Class I | After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	10.29%
Past Five Years	rr_AverageAnnualReturnYear05	2.42%
Past Ten Years	rr_AverageAnnualReturnYear10	6.38%
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Annual Return 2003	rr_AnnualReturn2003	20.40%
Annual Return 2004	rr_AnnualReturn2004	8.55%
Annual Return 2005	rr_AnnualReturn2005	7.90%
Annual Return 2006	rr_AnnualReturn2006	11.41%
Annual Return 2007	rr_AnnualReturn2007	13.58%
Annual Return 2008	rr_AnnualReturn2008	(28.42%)
Annual Return 2009	rr_AnnualReturn2009	23.52%
Annual Return 2010	rr_AnnualReturn2010	10.78%
Annual Return 2011	rr_AnnualReturn2011	3.84%
Annual Return 2012	rr_AnnualReturn2012	15.85%
Past One Year	rr_AverageAnnualReturnYear01	15.60%
Past Five Years	rr_AverageAnnualReturnYear05	3.06%
Past Ten Years	rr_AverageAnnualReturnYear10	7.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1996
Class H
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Advisory Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[7]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	571
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	996
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,630
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class H and Class L shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2012 and therefore Class H and Class L do not have annualized return information to report.
Past One Year	rr_AverageAnnualReturnYear01		[8]
Past Five Years	rr_AverageAnnualReturnYear05		[8]
Past Ten Years	rr_AverageAnnualReturnYear10		[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2012	[8]
Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[7]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,779
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class H and Class L shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2012 and therefore Class H and Class L do not have annualized return information to report.
Past One Year	rr_AverageAnnualReturnYear01		[8]
Past Five Years	rr_AverageAnnualReturnYear05		[8]
Past Ten Years	rr_AverageAnnualReturnYear10		[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2012	[8]

[1]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by any foreign countries represented in the Index. It is not possible to invest directly in an index. The Portfolio's primary benchmark was changed in July 2012 to the MSCI All Country World Index to more accurately reflect the Portfolio's investible universe.
[2]	The Standard & Poor's 500 Index (S&P 500) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.
[3]	The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.
[4]	The 60/40 Blended Index is comprised of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Index. It is not possible to invest directly in an index.
[5]	The Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mixed-Asset Target Allocation Growth Funds classification. There are currently 30 funds represented in this Index.
[6]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.74% for Class I, 0.99% for Class P and Class H and 1.49% for Class L. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization (defined herein) or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[7]	Other expenses have been estimated for the Portfolio's Class H and Class L shares for the current fiscal year.
[8]	Class H and Class L shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2012 and therefore Class H and Class L do not have annualized return information to report. The returns for Class H and Class L shares would be lower than the returns for Class I shares of the Portfolio as expenses of Class H and Class L are higher. Return information for the Portfolio's Class H and Class L shares will be shown in future prospectuses offering the Portfolio's Class H and Class L shares after the Portfolio's Class H and Class L shares have a full calendar year of return information to report.